SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Segment Information (Details)	12 Months Ended
Jan. 30, 2016
Acquisition [Abstract]
Number of retail discount stores	13,800
Number of states stores operating in	48
Number of Canadian provinces	5
Number of Reportable Segments	2